Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Lawrence Pumps [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The purchase price was allocated on a preliminary basis to the assets acquired and liabilities assumed based on estimates of fair values at the date of acquisition and is summarized below:

(Amounts in millions)
Current assets	$28.0
Property, plant and equipment	8.9
Intangible assets	30.0
Current liabilities	(16.6)
Net tangible and intangible assets	50.3
Goodwill	39.3
Purchase price	$89.6

Valbart Srl [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The purchase price was allocated to the assets acquired and liabilities assumed based on estimates of fair values at the date of acquisition and is summarized below:

(Amounts in millions)
Accounts receivable	$12.2
Inventories	39.6
Deferred taxes	8.7
Prepaid expenses and other	1.0
Intangible assets
Existing customer relationships	16.3
Trademarks	11.5
Non-compete agreements	2.7
Engineering drawings	2.3
Property, plant and equipment	10.1
Current liabilities	(36.8)
Noncurrent liabilities	(13.6)
Net tangible and intangible assets	54.0
Goodwill	145.4
Purchase price	$199.4